Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Tax Disclosure [Line Items]
Interest and penalties uncertain tax position			¥ 0	$ 0	¥ 0	$ 0
Unrecognized tax benefits			¥ 12,613		¥ 0			$ 1,933
Maximum [Member]
Income Tax Disclosure [Line Items]
Tax years open for examination			5 years	5 years
Minimum [Member]
Income Tax Disclosure [Line Items]
Tax years open for examination			3 years	3 years
Tax Withholding on Payment of Interest and Dividends to Non PRC Resident Enterprises [Member]
Income Tax Disclosure [Line Items]
Tax withholding rates on interest and dividend payments			10.00%	10.00%	10.00%	10.00%	10.00%
Tax Year 2017 [Member] | Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Open tax year			2017	2017
Tax Year 2020 [Member] | Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Open tax year			2020	2020
HK
Income Tax Disclosure [Line Items]
Income tax rate			16.50%	16.50%	16.50%	16.50%	16.50%
Operating loss carryforwards			¥ 5,961,070					913,574
CN
Income Tax Disclosure [Line Items]
Income tax rate			25.00%	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards			¥ 5,961,070					$ 913,574
CN | Preferential Income Tax Rate [Member]
Income Tax Disclosure [Line Items]
Income tax rate			15.00%	15.00%
CN | Forecast [Member] | Preferential Income Tax Rate [Member]
Income Tax Disclosure [Line Items]
Income tax rate	15.00%	15.00%
CN | Beijing Kingsoft Cloud Technology Co., Ltd | Preferential Income Tax Rate [Member]
Income Tax Disclosure [Line Items]
Income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%
CN | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate [Member]
Income Tax Disclosure [Line Items]
Income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%